DEFERRED REVENUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Deferred Revenue Disclosure [Abstract]
Schedule of deferred revenue

Our deferred revenue consists of:

	March 31,	December 31,
	2018	2017
Deferred revenue – WeedMD	$158,750	$203,750
Less – current portion	(158,750)	(180,000)
Deferred revenue, net of current portion	$—	$23,750

Our deferred revenue consists of:

	December 31,
	2017	2016
Deferred revenue – WeedMD	$203,750	$383,750
Less – current portion	(180,000)	(180,000)
Deferred revenue, net of current portion	$23,750	$203,750